Information about Segments and Geographic Areas	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Information about Segments and Geographic Areas
Information about Segments and Geographic Areas
In conjunction with the Alphabet reorganization, in the fourth quarter of 2015, we implemented legal and operational changes in how our Chief Operating Decision Maker (CODM) manages our businesses, including resource allocation and performance assessment. Consequently, we have multiple operating segments, representing the individual businesses run separately under the Alphabet structure.
Google is our only reportable segment. None of our other segments meet the quantitative thresholds to qualify as reportable segments; therefore, the operating segments are combined and disclosed below as Other Bets. All prior-period amounts have been adjusted retrospectively to reflect the reportable segment change.
Our reported segments are described below:

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Google – Google includes our main internet products such as Search, Ads, Commerce, Maps, YouTube, Apps, Cloud, Android, Chrome, Google Play as well as hardware products we sell, such as Chromecast, Chromebooks and Nexus. Our technical infrastructure and newer efforts like Virtual Reality are also included in Google. Google generates revenues primarily from advertising, sales of digital content, apps and cloud services, as well as sales of Google branded hardware.

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Other Bets – Other Bets is a combination of multiple operating segments that are not individually material. Other Bets includes businesses such as Access/Google Fiber, Calico, Nest, Verily, GV, Google Capital, X, and other initiatives. Revenues from the Other Bets is derived primarily through the sales of Nest hardware products, internet and TV services through Google Fiber and licensing and R&D services through Verily.

Revenue, cost of revenue, and operating expenses are generally directly attributed to our segments. Inter-segment revenues are not presented separately, as these amounts are immaterial. Our CODM does not evaluate operating segments using asset information.
Information about segments during the periods presented were as follows (in millions):

	Year Ended December 31,
	2013	2014	2015
Revenues:
Google	$55,507	$65,674	$74,541
Other Bets	12	327	448
Total revenues	$55,519	$66,001	$74,989

	Year Ended December 31,
	2013	2014	2015
Segment operating income (loss):
Google	$16,260	$19,011	$23,425
Other Bets	(527)	(1,942)	(3,567)
Reconciling items(1)	(330)	(573)	(498)
Total income from operations	$15,403	$16,496	$19,360

(1)	Reconciling items are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.

	Year Ended December 31,
	2013	2014	2015
Capital expenditures:
Google	$7,006	$11,173	$8,849
Other Bets	187	501	869
Reconciling items(2)	165	(715)	197
Total capital expenditures as presented in Consolidated Statements of Cash Flow	$7,358	$10,959	$9,915

(2)
Reconciling items are primarily related to timing differences of payments as segment capital expenditures are on accrual basis while total capital expenditures shown on the Consolidated Statements of Cash Flow are on cash basis, capital expenditures of Motorola Mobile and Home, and other miscellaneous differences.

Stock-based compensation and depreciation, amortization and impairment are included in segment operating income (loss) as below (in millions):

	Year Ended December 31,
	2013	2014	2015
Stock-based compensation:
Google	$2,911	$3,677	$4,587
Other Bets	124	347	498
Reconciling items(3)	92	151	118
Total stock based compensation, excluding discontinued operations(4)	$3,127	$4,175	$5,203

Depreciation, amortization and impairment:
Google	$3,668	$4,778	$4,839
Other Bets	24	148	203
Reconciling items(5)	247	53	21
Total depreciation, amortization and impairment as presented in Consolidated Statements of Cash Flow	$3,939	$4,979	$5,063

(3)	Reconciling items represent corporate administrative costs that are not allocated to individual segments.

(4)
For purposes of segment reporting, we define SBC as awards accounted for under FASB ASC Topic 718 that we expect to settle in stock. SBC does not include expenses related to awards that we will ultimately settle in cash. Amounts exclude SBC from discontinued operations.

(5)	Reconciling items primarily represent depreciation, amortization and impairment related to Motorola Mobile and Motorola Home.
Revenues by geography are based on the billing addresses of our customers. The following tables set forth revenues and long-lived assets by geographic area (in millions):

	Year Ended December 31,
	2013	2014	2015
Revenues:
United States	$25,587	$29,482	$34,810
United Kingdom	5,600	6,483	7,067
Rest of the world	24,332	30,036	33,112
Total revenues	$55,519	$66,001	$74,989

	As of December 31, 2014	As of December 31, 2015
Long-lived assets:
United States	$37,421	$43,686
International	13,110	13,661
Total long-lived assets	$50,531	$57,347